Supplemental Oil and Gas Reserve Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil and Gas Properties and Supplemental Oil and Gas Reserve Information [Abstract]
Standardized measure at beginning of period	$ 2,708	$ 94
Sales, net of production costs	(1,206)	(50)
Revisions	7,372
Purchases and discoveries of minerals in place	23,918	2,664	94
Standardized measure at end of period	$ 32,792	$ 2,708	$ 94